Schedule of Target Assets Allocation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	100.00%
Total	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	54.00%
Total	55.00%	59.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	30.00%
Total	31.00%	29.00%
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	8.00%
Total	7.00%	4.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	8.00%
Total	7.00%	7.00%
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	0.00%
Total	0.00%	1.00%